Investment in Operating Leases (Detail) - Entity [Domain] - JPY (¥) ¥ in Millions	Mar. 31, 2015	Mar. 31, 2014
Property Subject to or Available for Operating Lease [Line Items]
Property Subject to or Available for Operating Lease, Gross	¥ 1,781,507	¥ 1,808,888
Accumulated depreciation	(506,801)	(449,435)
Net	1,274,706	1,359,453
Accrued rental receivables	21,514	20,288
Investment in Operating Leases	1,296,220	1,379,741
Transportation equipment
Property Subject to or Available for Operating Lease [Line Items]
Property Subject to or Available for Operating Lease, Gross	934,430	845,820
Measuring and information-related equipment
Property Subject to or Available for Operating Lease [Line Items]
Property Subject to or Available for Operating Lease, Gross	236,922	228,386
Real Estate
Property Subject to or Available for Operating Lease [Line Items]
Property Subject to or Available for Operating Lease, Gross	590,388	716,883
Other
Property Subject to or Available for Operating Lease [Line Items]
Property Subject to or Available for Operating Lease, Gross	¥ 19,767	¥ 17,799